DISCONTINUED OPERATION - Condensed Balance Sheet of professional education business (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
DISCONTINUED OPERATION
Current assets of discontinued operations held for sale	¥ 275,603	$ 38,818	¥ 430,276
Non-current assets of discontinued operations held for sale			186,786
Current liabilities of discontinued operations held for sale	560,791	$ 78,986	737,035
Non-current liabilities of discontinued operations held for sale			77,374
IT Professional Education | Divestiture
DISCONTINUED OPERATION
Cash and cash equivalents	59,068		157,708
Time deposits			6,277
Restricted cash	3,520		17,730
Accounts receivable, net of allowance for credit losses-current	12,472		68,733
Amounts due from related parties	313		606
Assets held-for-sale			106,539
Prepaid expenses and others current assets	64,250		72,683
Time deposits-non current	120		124
Accounts receivable, net of allowance for credit losses-non-current			182
Property and equipment, net	34,991		44,838
Intangible assets, net	148		512
Right-of-use assets	49,671		101,797
Goodwill	3,366		3,366
Long-term investments	11,859
Deferred income tax assets	18,848		21,495
Other non-current assets, net	16,977		14,472
Total assets of discontinued operations held for sale	275,603		617,062
Current assets of discontinued operations held for sale	275,603		430,276
Non-current assets of discontinued operations held for sale			186,786
Short-term bank loans	20,000		22,000
Accounts payable	116		1,071
Amounts due to related parties	3,596		87
Operating lease liabilities-current	21,872		49,386
Income taxes payable	106,944		104,153
Deferred revenue-current	265,132		373,733
Accrued expenses and other current liabilities	107,127		186,605
Deferred revenue-non current	7,363		14,051
Operating lease liabilities-non current	25,130		59,625
Other non-current liabilities	3,511		3,698
Total liabilities of discontinued operations held for sale	560,791		814,409
Current liabilities of discontinued operations held for sale	¥ 560,791		737,035
Non-current liabilities of discontinued operations held for sale			¥ 77,374